Mar. 01, 2021
TCW Core Fixed Income Fund
TCW Core Fixed Income Fund
Investment Objective
The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I or Plan Class shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 371.22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; and other securities bearing fixed or variable interest rates of any maturity. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in local currency. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may also invest a portion of its assets in bank loans of companies that have issued high yield securities. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest also include securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of: • security selection within a given sector; • relative performance of the various market sectors; • the shape of the yield curve; and • fluctuations in the overall level of interest rates. Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are: • debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market. • market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. • public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. • interest rate risk: the risk that debt securities will decline in value because of changes in interest rates. • credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security. • price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down. • issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services. • liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time. • frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund. • valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued. • prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield. • extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities. • mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government. • U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities. • U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries. • derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities. • leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk. • counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations. • portfolio management risk: the risk that an investment strategy may fail to produce the intended results. • securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities. • asset-backed securities risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default. • junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds. • foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility. • foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies. • emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments. Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I and Plan Class performance because of the potentially lower expenses paid by Class I and Plan Class shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns For Class I Shares
Highest/Lowest quarterly results during this period were:Highest 3.69% (quarter ended 6/30/2020) Lowest -2.76% (quarter ended 12/31/2016)
Average Annual Total Returns(For the period ended December 31, 2020)
After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other classes of shares will vary.